Related Party Transactions - Operating Activities - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Vessel and rig operating expenses	$ 407.0	$ 437.0
Contract Revenue Cost [Member] | Archer [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Vessel and rig operating expenses	$ 0.1	$ 0.2